PO Box 4333 Houston, TX 77210-4333 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173 713.626.1919 www.invesco.com

April 21, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
CIK No. 0000896435
Invesco V.I. Value Opportunities Fund (the “Fund”)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on March 30, 2015 (Accession Number: 0001193125-15-110884).

Please direct any comments or questions to the undersigned or contact me at (713) 214-7888.

Very truly yours,

Peter A. Davidson

Assistant General Counsel